Vessels and other fixed assets, net (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) shares	Mar. 03, 2021 USD ($)	Mar. 16, 2021 shares	May 19, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 02, 2021 $ / shares shares
Property, Plant and Equipment [Line Items]
Number of vessels owned					128
Property, Plant and Equipment, Net					$ 3,013,038	$ 2,877,119
Payments to Acquire Property, Plant, and Equipment					130,147	72,059	$ 347,140
Asset Impairment Charges					$ 0	$ 0	3,411
Eneti Warrant [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares Authorized | shares								3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								3,000,000
Exercise price | $ / shares								$ 0.01
Star Bovarius Star Subaru Star Capoeira Star Carioca Star Lambada And Star Macarena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					March 16, 2021
Number of shares issued as part of the consideration | shares			2,649,203
Star Athena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					May 19, 2021
Number of shares issued as part of the consideration | shares				350,797
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned					35
Property, Plant and Equipment, Net					$ 818,845
Star Marilena, Star Bueno and Star Borneo [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired	3
Delivery Date	January 26, 2021
Payments to Acquire Property, Plant, and Equipment	$ 39,000
Number of shares issued as part of the consideration | shares	2,100,000				2,100,000
Eneti Acquisition Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired								7
Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		2
Vessel capacity		82,000
Purchase price		$ 55,000
Star Elizabeth I [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					May 25, 2021
Star Pavlina I [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					June 16, 2021
Star Gamma And Star Anna [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							$ 3,411
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned					88
Debt Instrument, Collateral Amount					$ 2,135,408
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount					$ 616,578